Bank Loan (Details) - USD ($)	1 Months Ended
	Apr. 30, 2023	Jun. 30, 2023
Bank Loan (Details) [Line Items]
Advance rate	85.00%
Interest rate	1.80%
Face value.rate	0.50%
Loan balance (in Dollars)		$ 719,623
North America [Member]
Bank Loan (Details) [Line Items]
Credit factoring (in Dollars)	$ 20,000,000